Basis of Presentation and summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2021
Basis of Presentation and summary of significant accounting policies
Schedule of subsidiaries

100 W. Commercial Street, LLC	USD	100%
Acadia Medical Supply, Inc.	USD	100%
Black Bear Medical, Inc.	USD	100%
Black Bear Medical Group, Inc.	USD	100%
Black Bear Medical NH, Inc.	USD	100%
Care Medical Atlanta, LLC	USD	100%
Care Medical of Athens, Inc.	USD	100%
Care Medical of Augusta, LLC	USD	100%
Care Medical of Gainesville, LLC	USD	100%
Care Medical Partners, LLC	USD	100%
Care Medical Savannah, LLC	USD	100%
Central Oxygen, Inc.	USD	100%
Coastal Med-Tech Corp.	USD	100%
Cooley Medical Equipment, Inc.	USD	100%
Health Technology Resources, L.L.C.	USD	100%
Legacy Oxygen and Home Care Equipment, LLC	USD	100%
Mayhugh Drugs, Inc.	USD	100%
Med Supply Center	USD	100%
Medical West Healthcare	USD	100%
Oxygen Plus, Inc.	USD	100%
Patient Aids, Inc.	USD	100%
Patient Home Monitoring, Inc - discontinued	USD	100%
PHM Logistics Corporation	USD	100%
PHM Services, Inc.	USD	100%
Resource Medical, Inc.	USD	100%
Resource Medical Group Charleston, LLC	USD	100%
Resource Medical Group, LLC	USD	100%
Riverside Medical, Inc.	USD	100%
Semo Drugs - Care Plus of Mo, Inc.	USD	100%
Sleepwell, LLC	USD	100%
Tuscan, Inc.	USD	100%
West Home Healthcare, Inc.	USD	100%

Schedule of depreciation on Property and Equipment Using the Straight Line Method

Description	Estimated Useful Life
Rental equipment	1-5 years
Computer equipment	3-5 years
Office furniture and fixtures	5-10 years
Leasehold improvements	Life of lease (1-7 years)
Right-of-use vehicles	5 years
Right of use real estate leases	Life of lease (1-6 years)

Schedule of estimated Useful Lives of Intangible Assets

Description	Estimated Useful Life
Non-compete agreements	5 Years
Trademarks	10 Years
Customer contracts	2 Years
Customer relationships	10 Years